Note 13 - Stockholders' Equity	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE 13. STOCKHOLDERS’ EQUITY

Shares Authorized

The Company’s authorized number of shares of common stock is 150,000,000, and its authorized number of shares of preferred stock is 10,000,000 of which the Company has designated 50,000 shares of Series A Preferred Stock, 34,500 shares of Series C Preferred Stock, 100,000 shares of Series D Preferred Stock, and 200,000 shares of Series E Preferred Stock, none of which are outstanding at September 30, 2015 and 2014.

Share Repurchase

In August 2015, the Company’s Board of Directors authorized the repurchase of up to $2 million of the Company’s common stock. Share repurchases, if any, will be made using a variety of methods, which may include open market purchases, privately negotiated transactions or block trades, or any combination of such methods, in accordance with applicable insider trading and other securities laws and regulations. The Company's Board did not stipulate an expiration date for this repurchase and the purchase decisions are at the discretion of the Company's management. During August and September 2015, the Company repurchased 46,643 commons shares at a cost of approximately $145,000. Such shares are to be retired.

Restricted Stock Units

On September 19, 2013, the Company granted 186,545 restricted stock units (“RSU”) of which 115,775 RSU's were to employees and 70,770 RSU’s were to independent advisors, as per its 2013 Omnibus Incentive Plan. One RSU gives the right to one share of the Company’s common stock. The vesting rate is 1/3 upon grant date and 1/3 every year thereafter provided the grantee has been continuously employed by the Company.

During the year ended September 30, 2015 and 2014, the Company recorded stock based compensation expense of $199,000 and $253,000, respectively related to RSU’s. At September 30, 2015, all compensation expense associated with the grant of restricted stock units has been recognized.

A summary of the Company's non-vested restricted stock units for the years ended September 30, 2015 and 2014 are as follows:

	Shares	Weighted Average Grant Due Fair Value *
Non-vested restricted stock units at October 1, 2013	124,364	$472,000

Vested	(57,790)	253,000
Forfeited	(8,784)	39,000
Non-Vested restricted stock units at September 30, 2014	57,790	253,000

Vested	(55,670)	199,000
Forfeited	(2,120)	5,000
Non-vested restricted stock units at September 30, 2015	—	$—

*For independent advisors, the weighted average grant date fair value is calculated as the weighted average vesting date fair value, or if not vested the value at the balance sheet date.

Stock Options

The Company’s stock option plans provide for the granting of stock options to certain key employees, directors and investment executives. Generally, options outstanding under the Company’s stock option plan are granted at prices equal to or above the market value of the stock on the date of grant, vest either immediately or ratably over up to five years, and expire five years subsequent to award.

The following option activity occurred under our plan during the years ended September 30, 2015 and 2014:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant-Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2013	1,030,000	$6.60	0.80	6.50	$—
Granted	194,000	5.30	$2.20	8.44
Outstanding at September 30, 2014	1,224,000	6.40	1.00	4.69	$104,000
Granted	180,000	5.50	2.14	7.73
Forfeited or expired	(34,000)	5.00	2.30	8.04
Outstanding at September 30, 2015	1,370,000	6.34	1.14	4.12
Vested and exercisable at September 30, 2015	1,238,000	$6.42	$1.02	3.76	$—

During fiscal 2015 and 2014 the Company recognized compensation expense of $391,000 and $871,000, respectively related to stock options. As of September 30, 2015, the Company had approximately $137,000 of unamortized compensation costs related to non-vested options, which will be recognized by 2017.

The grant date fair value of options granted during the years ended September 30, 2015 and 2014 was $385,000 and $414,000 respectively. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted-average assumptions:

	2015	2014
Dividend yield	0.00%	0.00%
Expected volatility	87.16%	75.00%
Risk-free interest rate	1.29%	1.16%
Expected life (in years)	4.50	5.26

Warrants

The following tables summarize information about warrant activity during 2015 and 2014:

	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term
Outstanding at September 30, 2013 and 2014	89,676	$5.00	0.73
Forfeited or expired	(89,676)	$5.00
Outstanding at September 30, 2015	—	$—	—

Other

In 2003, prior to National's acquisition of vFinance, Inc. and its subsidiaries in 2008, vFinance, Inc. had deposited in escrow a stock certificate representing 4,500,000 shares of its common stock to secure an obligation to make payments aggregating $250,000 under a settlement agreement. The settlement obligation was paid in full in 2006 and vFinance was then entitled to the return of all of the shares. Such shares represented 63,000 post-acquisition shares of National's common stock but were not considered outstanding by National. However, the Company believes that the transfer agent escheated the shares to the State of

Florida which it sold for proceeds of $128,000 and remitted the proceeds to the escrow agent. In December 2014, National received such proceeds from the escrow agent.

The Company recorded a receivable from the escrow agent of $128,000 at September 30, 2014 which is included in other assets in the consolidated statement of financial condition, with a corresponding credit to stockholders' equity. The Company has considered such shares outstanding for the entire fiscal year ended September 30, 2014 for purposes of computing earnings per share.